Consolidated Balance Sheet - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Assets
Cash and balances at central banks	$ 215,716	$ 209,858
Amounts due from banks	20,514	19,243
Receivables from securities financing transactions measured at amortized cost	83,553	83,656
Cash collateral receivables on derivative instruments	51,314	41,552
Loans and advances to customers	667,391	658,760
Other financial assets measured at amortized cost	72,437	72,025
Total financial assets measured at amortized cost	1,110,926	1,085,094
Financial assets at fair value held for trading	179,487	174,854
of which: assets pledged as collateral that may be sold or repledged by counterparties	39,626	44,627
Derivative financial instruments	193,737	148,325
Brokerage receivables	44,704	35,579
Financial assets at fair value not held for trading	113,728	107,293
Total financial assets measured at fair value through profit or loss	531,656	466,051
Financial assets measured at fair value through other comprehensive income	14,517	13,868
Investments in associates	2,260	2,331
Property, equipment and software	12,179	12,125
Goodwill and intangible assets	6,702	6,734
Deferred tax assets	10,847	11,085
Other non-financial assets	17,979	19,884
Total assets	1,707,065	1,617,173
Liabilities
Amounts due to banks	27,345	24,434
Payables from securities financing transactions measured at amortized cost	20,449	16,225
Cash collateral payables on derivative instruments	37,783	34,742
Customer deposits	790,201	796,330
Funding from UBS Group AG measured at amortized cost	110,727	110,614
Debt issued measured at amortized cost	109,939	100,207
Other financial liabilities measured at amortized cost	17,444	16,617
Total financial liabilities measured at amortized cost	1,113,888	1,099,169
Financial liabilities at fair value held for trading	61,892	53,700
Derivative financial instruments	199,373	156,267
Brokerage payables designated at fair value	78,536	62,202
Debt issued designated at fair value	114,496	107,544
Other financial liabilities designated at fair value	37,335	35,287
Total financial liabilities measured at fair value through profit or loss	491,632	415,001
Other non-financial liabilities	9,402	10,260
Provisions	3,541	3,564
Total liabilities	1,618,463	1,527,994
Equity
Share capital	386	386
Share premium	84,986	84,849
Retained earnings	(1,750)	(2,147)
Other comprehensive income recognized directly in equity, net of tax	4,653	5,757
Equity attributable to shareholders	88,275	88,845
Equity attributable to non-controlling interests	328	334
Total equity	88,602	89,179
Total liabilities and equity	$ 1,707,065	$ 1,617,173